Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance Sheets
Allowance, accounts receivable	$ 9,250	$ 10,967
Notes payable, current			230,736
Accumulated depreciation, fixed assets	9,444	5,525	2,031
Accumulated amortization, license agreements	151,251	116,347	75,878
Accumulated amortization, domain names	75,782	1,210
Accumulated amortization, software development	479,646	199,646
Accumulated amortization, residual contract revenue	110,493
Debt discount, notes payable	$ 443	$ 8,358	$ 23,266
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	39,755,273	32,663,065	18,427,919
Common stock, shares outstanding	39,755,273	32,663,065	18,427,919
Common shares payable, unissued	729,000	662,200	2,513,820